Schedule of Maturity Analysis of Lease Liabilities (Details) - ILS (₪) ₪ in Thousands	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Total	₪ 24,678
Current maturities of lease liability	3,307
Long-term lease liability	21,371	₪ 3,500
Not later than one year [member]
IfrsStatementLineItems [Line Items]
Total	3,307
Later than one year and not later than five years [member]
IfrsStatementLineItems [Line Items]
Total	3,723
Later than five years [member]
IfrsStatementLineItems [Line Items]
Total	₪ 17,648